Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayment and Other Current Assets
Prepayments for services			¥ 20,481	¥ 22,465
Interest receivable			19,381	2,426
Prepaid rental and other deposits			13,404	22,120
Receivable from depositary bank(1)			7,493
Receivable related to exercise of share options			6,420
VAT receivables			397	2,118
Staff advances			16	656
Others			36	451
Total	$ 9,714		¥ 67,628	¥ 50,236
Reimbursement of depository fees	$ 3,244	¥ 22,106